Stockholders' Equity - Schedule of Summarized the Option Activity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Option Activity [Abstract]
Number of Shares, Granted	21,122,239
Weighted Average Exercise Price, Granted (in Dollars per share)	$ 0.004	$ 0.004
Weighted Average Remaining Contractual Term, Granted	10 years
Aggregate Intrinsic Value, Granted (in Dollars)		$ 4,070,727
Number of Shares, Forfeited
Number of Shares, Exercised
Number of Shares, Expired
Number of Shares, Outstanding	184,264,323	163,142,084	163,142,084
Weighted Average Exercise Price, Outstanding (in Dollars per share)	$ 0.004	$ 0.004	$ 0.004
Weighted Average Remaining Contractual Term, Outstanding	8 years 8 months 4 days	9 years 7 months 13 days	8 years 11 months 15 days
Aggregate Intrinsic Value, Outstanding (in Dollars)	$ 350,102	$ 1,003,656
Number of Shares, Exercisable	181,065,098
Weighted Average Exercise Price, Exercisable (in Dollars per share)	$ 0.004
Weighted Average Remaining Contractual Term, Exercisable	8 years 8 months 4 days
Aggregate Intrinsic Value, Exercisable (in Dollars)	$ 344,024